Share-Based Compensation (Weighted-Average Assumptions Used To Determine Fair Value Of Option Grants) (Details)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Share-Based Compensation [Abstract]
Dividend yield	1.97%	1.91%	2.10%
Expected stock price volatility	46.24%	45.61%	39.51%
Risk-free interest rate	2.35%	2.75%	1.83%
Expected option lives	5.7	5.7	5.4